SHARE-BASED COMPENSATION - Summary of Assumptions used in Determining Fair Value of Share Options Grant (Details) - $ / shares	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
SHARE-BASED COMPENSATION
Expected dividend yield	0.00%	0.00%
Risk-free interest rate, minimum	2.75%	1.84%
Risk-free interest rate, maximum	2.85%	2.35%
Expected volatility, minimum	50.00%	42.00%
Expected volatility, maximum	51.00%	51.00%
Minimum
SHARE-BASED COMPENSATION
Expected life	8 years 10 months 24 days	2 years
Exercise multiples	$ 2.20	$ 2.20
Fair value of underlying ordinary shares (US$/share)	$ 6.28	$ 9.29
Maximum
SHARE-BASED COMPENSATION
Expected life	9 years 3 months 15 days	10 years
Exercise multiples	$ 2.80	$ 2.80
Fair value of underlying ordinary shares (US$/share)	$ 6.83	$ 12.25